INVESTMENT IN ASSOCIATE (Details) - Stimunity S A [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Name of associate	Associate: Stimunity S.A.
Principal place of business of associate	Biotechnology
Country of incorporation of associate	Paris, France
Proportion of voting rights held in associate	44.00%	44.00%